SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

1) On January 12, 2015, the Company granted options to acquire 600,000 ordinary shares to independent directors pursuant to the 2014 Option Plan.

2) On January 12, 2015, the Company granted options to acquire 6,534,375 ordinary shares to directors, executive officers and employees pursuant to the 2014 Option Plan.

3) On January 12, 2015, the Company modified the exercise price for a total number of 6,274,166 options granted on January 28, 2014 from $1.49 per share to $0.87 per share.

4) In February 2015, the Company issued and sold 1,540,000 America depositary shares ("ADSs"), representing 38,500,000 ordinary shares, through a follow-on public offering. The proceeds, net of issuance cost of $2.1 million, were $28.0 million. The Company will use the net proceeds from this offering for general corporate purposes, including studying the feasibility of further expansion of its business, and working capital.

5) In January 2015, Chongqing Daqo Tailai, a related party, entered into an one-year credit facility agreement with Pingan Bank in the amount of $32.2 million (RMB200 million), of which $6.5 million (RMB40 million) is guaranteed by the Company.